United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2011

Date of Reporting Period: Quarter ended 08/31/2011

Item 1. Schedule of Investments

Federated Intercontinental Fund

Portfolio of Investments

August 31, 2011 (unaudited)

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS – 98.7%
		Denmark – 9.6%
1,120		AP Moller-Maersk A/S	7,787,117
63,000		Carlsberg AS, Class B	4,725,943
244,000		Chr. Hansen Holding AS	5,566,319
470,733	[1]	Danske Bank AS	6,972,290
407,600		DSV, De Sammensluttede Vognmad AS	8,544,520
296,700		H. Lundbeck AS	6,539,743
890,000		Nordea Bank AB	8,207,395
105,200		Novo Nordisk, Class B	11,213,521
81,000		Royal Unibrew AS	4,219,684
140,500		Sydbank AS	2,830,634
270,000		TDC AS, Class B	2,350,841
55,000		Trygvesta AS	3,067,997
		TOTAL	72,026,004
		Finland – 1.1%
20,000		Nokian Renkaat Oyj	741,481
150,000		Orion Oyj	3,372,086
90,000	[2]	Sanoma WSOY Oyj	1,353,713
210,000		Stora Enso Oyj, Class R	1,530,501
120,000		UPM — Kymmene Oyj	1,573,141
		TOTAL	8,570,922
		Germany – 19.9%
122,600		Allianz SE	12,645,025
35,000		Aurubis AG	2,050,687
226,000		BASF SE	16,083,114
59,000		Bayer AG	3,799,007
41,000		Bayerische Motoren Werke AG	3,313,093
22,000		Bilfinger Berger AG	1,841,999
68,100	[1]	Continental AG	5,011,011
211,500		Daimler AG	11,415,670
174,250		Deutsche Bank AG	7,080,062
137,000		Deutsche Lufthansa AG	2,315,226
265,000		Deutsche Telekom AG, Class REG	3,362,037
350,000		Deutsche Wohnen AG	5,179,698
77,500		Fresenius SE & Co KGaA	8,008,551
88,000		Hannover Rueckversicherung AG	4,145,255
36,000		Lanxess	2,242,624
70,000		Leoni AG	2,996,702
56,500		MAN SE	5,109,760
88,000		MTU Aero Engines GmbH AG	5,982,213
108,900		Muenchener Rueckversicherungs-Gesellschaft AG	14,237,125
214,100		Siemens AG	22,035,598
160,000		Suedzucker AG	5,592,580
19,432		Vossloh AG	2,372,143
64,200		Wincor Nixdorf AG	3,573,330
		TOTAL	150,392,510

Shares or Principal Amount			Value in U.S. Dollars
		Indonesia – 7.7%
40,000,000		PT Alam Sutera Realty Tbk	2,033,954
11,000,000		PT Aneka Tambang Tbk	2,490,393
1,110,000		PT Astra International	8,967,266
3,700,000		PT Bank Central Asia	3,553,752
4,700,000		PT Bank Mandiri	3,873,361
3,662,838		PT Bank Negara Indonesia	1,826,911
8,100,000		PT Bank Rakyat Indonesia	6,483,970
5,000,000		PT Charoen Pokphand Foods Tbk	1,679,177
8,250,000		PT Indofood Sukses Makmur	6,042,645
7,750,000		PT International Nickel Indonesia Tbk (INCO)	3,417,818
10,500,000		PT Perusahaan Gas Negara	3,733,930
1,500,000		PT Tambang Batubara Bukit Asam Tbk	3,453,329
72,000		PT Telekomunikasi Indonesia, Class CS, ADR	2,463,840
1,810,000		PT Unilever Indonesia Tbk	3,640,170
1,653,939		PT United Tractors	4,715,614
		TOTAL	58,376,130
		Italy – 1.4%
50,000		DiaSorin	2,149,243
250,000		Fiat SpA	1,555,040
250,000		Pirelli & Co. SpA	2,093,085
378,700	[1]	Prada Holding SpA	1,997,916
240,000		Recordati SPA	2,319,953
		TOTAL	10,115,237
		Japan – 14.7%
185,000		Ajinomoto Co., Inc.	2,192,319
1,115,000		Asahi Kasei Corp.	7,432,535
30,000		Astellas Pharma, Inc.	1,135,907
406,000		Daicel Chemical Industries, Ltd.	2,469,085
400,000		Daiichi Sankyo Co. Ltd.	8,001,325
125,000		Hamamatsu Photonics K.K.	5,118,936
215,000		Honda Motor Co. Ltd.	7,025,067
600,000		Kajima Corp.	1,912,703
855,000		Kaneka Corp.	5,133,061
85,000		Kao Corp.	2,256,341
470,000		Mitsubishi Chemical Holdings Corp.	3,310,176
340,000		Mitsubishi Electric Corp.	3,408,683
1,350,000		Mitsubishi Heavy Industries Ltd.	5,746,970
768,000		Mitsui Chemicals, Inc.	2,666,587
30,000		Murata Manufacturing Co. Ltd.	1,843,054
2,000,000		Nippon Steel Co.	6,038,709
55,000		Rinnai Corp.	4,288,981
120,000		Sega Sammy Holdings, Inc.	2,790,281
260,000		Showa Shell Sekiyu K.K.	2,089,987
21,500		SMC Corp.	3,418,771
145,000		Sumitomo Corp.	1,894,051
770,000		Sumitomo Electric Industries	10,312,449
270,000		Suzuki Motor Corp. Ltd.	5,569,061
61,000		Takeda Pharmaceutical Co. Ltd.	2,955,144
840,000		Tokuyama Corp.	3,634,194

Shares or Principal Amount			Value in U.S. Dollars
830,000		Toshiba Corp.	3,629,353
1,350,000		Ube Industries	4,272,602
		TOTAL	110,546,332
		Mexico – 12.1%
545,000		Alfa, SAB de C.V., Class A	6,654,368
868,000		America Movil SAB de C.V., Class L, ADR	22,186,080
177,000		Fomento Economico Mexicano, SAB de C.V., ADR	12,198,840
39,900		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	2,294,250
1,920,000		Grupo Financiero Banorte SAB de C.V.	7,772,807
1,300,000		Grupo Financiero Inbursa, S.A. de C.V., Class O	2,639,321
485,000		Grupo Modelo SAB de C.V., Class C	2,830,189
319,000		Grupo Televisa S.A., GDR	7,030,760
184,000		Industrias Penoles SAB	8,873,112
510,000		Mexichem SAB de CV	2,043,571
2,700,000		Nuevo Grupo Mexico SAB, Class B	9,188,631
2,870,000		Wal-Mart de Mexico SAB de CV	7,699,297
		TOTAL	91,411,226
		Norway – 14.1%
193,000		Aker Solutions ASA	2,517,130
805,866		DnB NOR Bank ASA	9,701,114
234,300		Fred Olsen Energy ASA	8,361,186
300,000		Gjensidige Forsikring ASA	3,558,169
243,000		Seadrill Ltd.	7,873,935
860,000	[1]	Songa Offshore SE	3,925,754
837,443		Statoil ASA	20,165,312
460,000		Statoil Fuel & Retail ASA	3,817,966
514,389	[1]	Subsea 7 SA	11,910,519
708,400		Telenor ASA	11,884,103
191,600		TGS Nopec Geophysical Co. ASA	4,801,537
329,500		Yara International ASA	18,123,416
		TOTAL	106,640,141
		Poland – 1.6%
50,000		Bank Handlowy W. Warszawie	1,128,961
950,000		Bank Millennium SA	1,643,209
35,000		KGHM Polska Miedz SA	2,120,975
450,000		Polska Grupa Energetyczna SA	3,215,735
700,000		Polskie Gornictwo Naftowe I Gazownictwo SA	989,591
1,000,000		Synthos S.A.	1,795,626
800,000		Tauron Polska Energia, S.A.	1,481,028
		TOTAL	12,375,125
		South Korea – 12.7%
180,400		Daewoo Shipbuilding & Marine Engineering Co. Ltd.	4,940,801
110,000		Dongkuk Steel Mill Co. Ltd.	3,173,474
105,000		Hana Financial Holdings Inc.	3,570,213
139,700		Hanwha Chemical Corp.	4,847,460
12,700		Hyundai Heavy Co. Ltd.	4,151,226
63,500		Hyundai Motor Co.	12,164,966
171,000		Kia Motors Corp.	11,395,828
9,129		L.G. Chemical Ltd.	3,258,096

Shares or Principal Amount			Value in U.S. Dollars
13,500		Mando Corp.	2,365,563
39,750		POSCO, ADR	3,781,815
26,750		Samsung Electronics Co. Ltd.	18,758,771
30,000		Samsung Engineering Co. Ltd.	6,820,733
115,000		Samsung Heavy Industries Co. Ltd.	3,775,912
30,600		Samsung SDI Co. Ltd.	4,040,705
31,600		SK Innovation Co. Ltd.	5,051,272
103,700		Woongjin Coway Co. Ltd.	3,882,635
		TOTAL	95,979,470
		Taiwan – 3.8%
2,773,400		Cathay Financial Holding Co. Ltd.	3,559,390
2,100,000		China Steel Corp.	2,285,521
3,984,400		Chinatrust Financial Holding Co. Ltd.	3,248,874
1,050,000		Formosa Chemical & Fibre Corp.	3,202,826
1,090,000		Formosa Plastic Corp.	3,401,926
1,580,000		Gigabyte Technology Co. Ltd.	1,560,576
52,400		Mega Financial Holding Co. Ltd.	46,616
1,460,000		Nan Ya Plastic Corp.	3,490,246
2,925,200		Pou Chen Corp.	2,250,609
775,000		Taiwan Semiconductor Manufacturing Co. Ltd.	1,850,801
5,700,000		United Microelectronics Corp.	2,232,479
2,725,000		Wan Hai Lines Ltd.	1,540,960
		TOTAL	28,670,824
		TOTAL COMMON STOCKS (IDENTIFIED COST $670,294,688)	745,103,921
		U.S. TREASURY – 0.2%
$1,200,000	[3]	United States Treasury Bill, 0.05%, 11/10/2011 (IDENTIFIED COST $1,199,895)	1,199,982
		MUTUAL FUND – 2.0%
15,050,558	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13% (including $550,470 investment proceeds from securities lending collateral) (AT NET ASSET VALUE)	15,050,558
		TOTAL INVESTMENTS — 100.9% (IDENTIFIED COST $686,545,141)[6]	761,354,461
		OTHER ASSETS AND LIABILITIES - NET — (0.9)%[7]	(6,625,200)
		TOTAL NET ASSETS — 100%	$754,729,261

At August 31, 2011, the Fund had the following open futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[1] DAX Index Long Futures	18	$3,744,398	September 2011	$76,324
[1] Price and Quotation Index Long Futures	132	$3,831,171	September 2011	$135,686
UNREALIZED APPRECIATION ON FUTURES				$212,010

At August 31, 2011, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/2/2011	6,372,300,200 Japanese Yen	$79,560,766	$3,661,125
10/24/2011	33,950,000 Pound Sterling	$54,739,283	$337,875
10/24/2011	24,527,000 Pound Sterling	$39,616,010	$174,194
10/25/2011	23,682,183 New Zealand Dollar	$20,127,487	$(33,701)
10/25/2011	22,755,000 New Zealand Dollar	$19,341,750	$(34,658)
Contracts Sold:
9/2/2011	6,372,300,200 Japanese Yen	$78,796,837	$(4,425,054)
9/14/2011	49,200,000 Euro	$68,782,141	$(1,880,511)
9/14/2011	34,166,700 Euro	$47,960,480	$(1,110,853)
9/14/2011	272,413,377 Norwegian Krone	$48,754,072	$(1,988,125)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(5,299,708)

Net Unrealized Appreciation/Depreciation on Futures Contracts and Foreign Exchange Contracts are included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.

As of August 31, 2011, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$527,100	$550,470
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contract.
4	Affiliated holding.
5	7-Day net yield.
6	At August 31, 2011, the cost of investments for federal tax purposes was $686,545,141. The net unrealized appreciation from investments was $74,809,320. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $108,540,323 and net unrealized depreciation from investments for those securities having an excess of cost over value of $33,731,003.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments In Mutual Fund	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
International	$97,656,881	$647,447,040[1]	$ —	$745,103,921
Debt Securities:
U.S. Treasury	—	1,199,982	—	1,199,982
Mutual Fund	15,050,558	—	—	15,050,558
TOTAL SECURITIES	$112,707,439	$648,647,022	—	$761,354,461
OTHER FINANCIAL INSTRUMENTS[2]	$212,010	$(5,299,708)	$ —	$(5,087,698)
1	Includes $416,209,390 of securities transferred from Level 1 to Level 2 because fair market value factors were applied to equity securities traded principally in foreign market to account for significant post market closing activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Other financial instruments include futures contracts and foreign exchange contracts.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

Federated International Strategic Value Dividend Fund

Portfolio of Investments

August 31, 2011 (unaudited)

Shares		Value in U.S. Dollars
	COMMON STOCKS – 97.7%
	Banks – 9.0%
22,000	Australia & New Zealand Banking Group, Melbourne	479,868
22,900	Banco Do Brasil SA	382,218
8,700	Bank of Montreal	545,471
11,500	Canadian Imperial Bank of Commerce	897,171
42,000	DBS Group Holdings Ltd.	462,124
30,000	Hang Seng Bank Ltd.	443,905
41,000	National Australia Bank Ltd., Melbourne	1,046,063
40,000	Westpac Banking Corp. Ltd., Sydney	885,201
	TOTAL	5,142,021
	Capital Goods – 1.4%
178,000	BAE Systems PLC	795,243
	Energy – 12.4%
23,500	ARC Resources Ltd.	583,121
12,000	Baytex Energy Corporation	617,584
31,400	Crescent Point Energy Corp.	1,425,232
34,600	ENI SpA	695,736
32,280	Repsol YPF SA	930,279
16,383	Royal Dutch Shell PLC, Class A	549,003
45,205	Statoil ASA	1,088,519
23,912	Total SA	1,167,336
	TOTAL	7,056,810
	Food & Staples Retailing – 3.5%
192,500	Metcash Ltd.	837,758
105,500	Sainsbury (J) PLC	513,469
23,300	Woolworth's Ltd.	629,537
	TOTAL	1,980,764
	Food Beverage & Tobacco – 11.8%
37,515	British American Tobacco PLC	1,670,364
73,211	Diageo PLC	1,473,177
31,855	Imperial Tobacco Group PLC	1,054,894
21,800	Nestle S.A.	1,349,849
35,149	Unilever PLC	1,180,885
	TOTAL	6,729,169
	Health Care Equipment & Services – 0.6%
27,060	Sonic Healthcare Ltd.	342,287
	Household & Personal Products – 1.7%
167,500	Kimberly-Clark de Mexico	980,151
	Insurance – 5.6%
10,175	Muenchener Rueckversicherungs-Gesellschaft AG	1,330,236
463,700	Royal & Sun Alliance Insurance Group PLC	863,146
4,500	Zurich Financial Services AG	1,011,008
	TOTAL	3,204,390
	Media – 5.3%
38,700	Shaw Communications, Inc., Class B	885,204
235,000	Singapore Press Holdings Ltd.	741,535
1

Shares			Value in U.S. Dollars
56,566		Vivendi SA	1,378,046
		TOTAL	3,004,785
		Pharmaceuticals Biotechnology & Life Sciences – 11.4%
34,827		AstraZeneca PLC	1,649,611
14,400		Eisai Co. Ltd.	613,137
62,043		GlaxoSmithKline PLC	1,323,553
10,400		Roche Holding AG	1,820,525
14,953		Sanofi-Aventis	1,087,870
		TOTAL	6,494,696
		Real Estate – 1.8%
20,500		Calloway Real Estate Investment Trust	526,473
18,100		RioCan Real Estate Investment Trust	472,600
		TOTAL	999,073
		Software & Services – 1.6%
60,300		Redecard SA	928,042
		Telecommunication Services – 17.8%
19,048		Belgacom	623,920
913,300	[1]	Cable & Wireless Communications PLC	524,526
249,854		Chunghwa Telecom Co. Ltd.	859,809
82,002		Deutsche Telekom AG, Class REG	1,040,354
82,842		Koninklijke KPN NV	1,173,088
275,000		M1 Ltd.	572,635
9,075		Mobistar SA	590,061
51,775		Portugal Telecom SGPS SA	449,487
21,000		Rogers Communications, Inc., Class B	815,082
426,385		Singapore Telecom Ltd.	1,101,155
33,735		Telefonica SA	704,812
26,250		Telekom Austria AG	292,278
439,515		Telstra Corp. Ltd.	1,426,395
		TOTAL	10,173,602
		Transportation – 0.7%
67,500		FirstGroup PLC	401,934
		Utilities – 13.1%
54,800		CPFL Energia SA, ADR	1,448,364
100,000		Enel SpA	488,255
20,161		GDF Suez	635,636
139,667		National Grid PLC	1,410,720
90,200		Scottish & Southern Energy PLC	1,903,028
182,100		Terna SpA	660,113
92,270		United Utilities Group PLC	898,452
		TOTAL	7,444,568
		TOTAL COMMON STOCKS (IDENTIFIED COST $55,413,384)	55,677,535
		MUTUAL FUND – 4.3%
2,468,380	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	2,468,380
		TOTAL INVESTMENTS — 102.0% (IDENTIFIED COST $57,881,764)[4]	58,145,915
		OTHER ASSETS AND LIABILITIES - NET — (2.0)%[5]	(1,154,474)
		TOTAL NET ASSETS — 100%	$56,991,441

2

1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At August 31, 2011, the cost of investments for federal tax purposes was $57,881,764. The net unrealized appreciation from investments was $264,151. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,770,970 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,506,819.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

3

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments In Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
International	$9,196,453	$46,481,082[1]	$ —	$55,677,535
Mutual Fund	2,468,380	—	—	2,468,380
TOTAL SECURITIES	$11,664,833	$46,481,082	$ —	$58,145,915
1	Includes $21,376,487 of securities transferred from Level 1 to Level 2 because fair market value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

4

Federated Global Equity Fund

Portfolio of Investments

August 31, 2011 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS – 99.6%
		Denmark – 7.3%
14		AP Moller – Maersk AS	97,339
360		Carlsberg A/S, Class B	27,005
3,400	[1]	Chr.Hansen Holding	77,563
6,000		Danske Bank A/S	88,869
4,900		DSV, De Sammensluttede Vognmad AS	102,719
3,800		H. Lundbeck A.S.	83,758
1,470		Novo Nordisk, Class B	156,691
600		Royal Unibrew A/S	31,257
3,100		TDC AS, Class B	26,991
615		Trygvesta AS	34,306
		TOTAL	726,498
		Germany – 11.7%
1,300		Allianz SE	134,083
1,500		BASF SE	106,746
300		Bayerische Motoren Werke AG	24,242
1,100		Bilfinger Berger AG	92,100
700		Continental AG	51,508
2,100		Daimler AG	113,347
2,400		Deutsche Lufthansa AG	40,559
3,000		Deutsche Telekom AG, Class REG	38,061
550	[1]	Fresenius SE & Co KGaA	56,835
600		Hannover Rueckversicherung AG	28,263
600		MAN SE	54,263
1,200		MTU Aero Engines GmbH	81,576
700		Muenchener Rueckversicherungs-Gesellschaft AG	91,515
1,800	[1]	Siemens AG	185,260
1,600		Suedzucker AG	55,926
		TOTAL	1,154,284
		Indonesia – 6.0%
75,500		Perusahaan Gas Negara PT	26,849
120,000		PT Aneka Tambang Tbk	27,168
11,500		PT Astra International	92,904
55,000		PT Bank Central Asia	52,826
48,000	[1]	PT Bank Mandiri	39,558
102,559		PT Bank Negara Indonesia	51,153
70,000		PT Bank Rakyat Indonesia	56,034
49,000		PT Indofood Sukses Makmur	35,890
100,000	[1]	PT International Nickel Indonesia Tbk (INCO)	44,101
9,000		PT Tambang Batubara Bukit Asam Tbk	20,720
1,000		PT Telekomunikasi Indonesia, Class CS, ADR	34,220
24,000		PT Unilever Indonesia Tbk	48,267
21,303		PT United Tractors	60,738
		TOTAL	590,428
		Japan – 7.1%
12,000		Asahi Kasei Corp.	79,991
3,200		Daiichi Sankyo Co. Ltd.	64,011
1

Shares			Value in U.S. Dollars
900		Hamamatsu Photonics K.K.	36,856
12,000		Kajima Corp.	38,254
11,000		Kaneka Corp.	66,039
11,000		Mitsubishi Chemical Holdings Corp.	77,472
5,000		Mitsubishi Electric Corp.	50,128
12,000		Mitsui Chemicals, Inc.	41,665
18,000		NEC Corp.	36,848
6,400		Sumitomo Electric Industries	85,714
1,200		Takeda Pharmaceutical Co. Ltd.	58,134
7,000		Tokuyama Corp.	30,285
8,000		Toshiba Corp.	34,982
		TOTAL	700,379
		Mexico – 7.8%
3,500		Alfa, S.A. de C.V., Class A	42,734
6,000		America Movil S.A.B. de C.V., Class L, ADR	153,360
2,000		Fomento Economico Mexicano, SA de C.V., ADR	137,840
27,100		Grupo Financiero Banorte S.A. de C.V.	109,710
1,700		Grupo Televisa S.A., GDR	37,468
1,250		Industrias Penoles S.A.	60,279
8,600		Mexichem SA de CV	34,460
42,000	[1]	Nuevo Grupo Mexico SA, Class B	142,934
19,100	[1]	Wal-Mart de Mexico SAB de CV	51,239
		TOTAL	770,024
		Norway – 10.1%
9,200		DnB NOR Bank ASA	110,751
2,400		Fred Olsen Energy ASA	85,646
5,100		Seadrill Ltd.	165,255
9,100		Statoil ASA	219,125
3,300	[1]	Statoil Fuel & Retail ASA	27,390
3,400	[1]	Subsea 7 SA	78,726
8,400		Telenor ASA	140,918
3,100	[1]	Yara International ASA	170,509
		TOTAL	998,320
		South Korea – 8.6%
2,500		Daewoo Shipbuilding & Marine Engineering Co. Ltd.	68,470
1,300		Hana Financial Holdings	44,203
1,900		Hanwha Chemical	65,928
150		Hyundai Heavy	49,030
500		Hyundai Motor Co.	95,787
2,200	[1]	Kia Motors Corp.	146,613
800		POSCO, ADR	76,112
280		Samsung Electronics Co.	196,354
1,400		Samsung Heavy Industries	45,968
400		SK Innovation Co. Ltd.	63,940
		TOTAL	852,405
		United States – 41.0%
2,050		Accenture PLC	109,860
9,000	[1]	AES Corp.	97,740
2,600		AT&T, Inc.	74,048
2,500		Automatic Data Processing, Inc.	125,075
2

Shares			Value in U.S. Dollars
2,600	[1]	Cardinal Health, Inc.	110,500
5,500		CenterPoint Energy, Inc.	110,055
1,500		ConocoPhillips	102,105
6,400	[1]	Dell, Inc.	95,136
1,000		Diamond Offshore Drilling, Inc.	63,730
6,900		Discover Financial Services	173,604
4,000	[1]	DISH Network Corp., Class A	99,440
5,000		Duke Energy Corp.	94,550
900		Ecolab, Inc.	48,240
700	[1]	Energen Corp.	34,370
2,400		Exxon Mobil Corp.	177,696
3,700	[1]	Forest Laboratories, Inc., Class A	126,688
800		Freeport-McMoran Copper & Gold, Inc.	37,712
10,400		General Electric Co.	169,624
5,400	[1]	Gilead Sciences, Inc.	215,379
800		Humana, Inc.	62,112
5,000		Interpublic Group Cos., Inc.	43,150
2,350		Joy Global, Inc.	196,108
6,500		KBR, Inc.	195,325
3,500		Kroger Co.	82,460
9,200		Microsoft Corp.	244,720
1,400		National-Oilwell, Inc.	92,568
6,700		Pfizer, Inc.	127,166
1,000		Quest Diagnostics, Inc.	50,070
1,200		Scripps Networks Interactive	51,420
3,900		SEI Investments Co.	66,729
1,000		TE Connectivity Ltd.	30,620
700		TJX Cos., Inc.	38,234
1,255		United Technologies Corp.	93,184
6,300		Valero Energy Corp.	143,136
2,800		Viacom, Inc., Class B	135,072
2,900	[1]	Walgreen Co.	102,109
2,700		Wal-Mart Stores, Inc.	143,667
600	[1]	Waters Corp.	47,922
2,900		Western Union Co.	47,908
		TOTAL	4,059,232
		TOTAL COMMON STOCKS (IDENTIFIED COST $10,049,922)	9,851,570
		MUTUAL FUND – 1.7%
171,091	[2,3]	Federated Prime Value Obligations Fund, Institutional Share, 0.13% (AT NET ASSET VALUE)	171,091
		TOTALINVESTMENTS — 101.3% (IDENTIFIED COST $10,221,013)[4]	10,022,661
		OTHER ASSETS AND LIABILITIES - NET — (1.3)%[5]	(131,229)
		TOTAL NET ASSETS — 100%	$9,891,432

3

At August 31, 2011, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Receive/ Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/2/2011	36,240,000 JPY	$452,471	$473,292	$20,821
10/24/2011	222,000 GBP	$357,942	$360,151	$2,209
10/24/2011	173,000 GBP	$279,429	$280,658	$1,229
10/25/2011	261,585 NZD	$222,321	$221,949	$(372)
Contracts Sold:
9/2/2011	36,240,000 JPY	$448,127	$473,293	$(25,166)
9/14/2011	561,800 EUR	$785,403	$806,876	$(21,473)
9/14/2011	3,128,373 NOK	$559,889	$582,720	$(22,831)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(45,583)

Net Unrealized Depreciation on Foreign Exchange Contracts are included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At August 31, 2011, the cost of investments for federal tax purposes was $10,221,013. The net unrealized depreciation from investments was $198,352.This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $499,563 and net unrealized depreciation from investments for those securities having an excess of cost over value of $697,915.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2011.

INVESTMENT VALUATION

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

4

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments In Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,918,751	$ —	$ —	$3,918,751
International	1,020,837	4,911,982	—	5,932,819
Mutual Fund	171,091	—	—	171,091
TOTAL SECURITIES	5,110,679	4,911,982	—	10,022,661
OTHER FINANCIAL INSTRUMENTS*	$ —	$(45,583)	$ —	$(45,583)
*	Other financial instruments include foreign exchange contracts.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
EUR	— Euro
GBP	— Great Britain Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar

5

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date October 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 21, 2011

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date October 21, 2011